Document and Entity Information	Apr. 15, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 15, 2019
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Apr. 15, 2019
Document Effective Date	Apr. 15, 2019
Prospectus Date	Mar. 01, 2019
Innovator IBD® ETF Leaders ETF | Innovator IBD(R) ETF Leaders ETF
Prospectus:
Trading Symbol	LDRS